Deferred Income Tax and Income Tax Expense - Summary of Tax Impacts Recognized Directly To Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Gain (loss) on valuation of financial assets at fair value through other comprehensive income, Before recognition	₩ 163,750	₩ (216,862)	₩ 163,892
Gain (loss) on valuation of hedge instruments (loss) liabilities, Before recognition	(30,168)	(42,510)	6,916
Remeasurements of net defined benefit liabilities, Before recognition	(179,129)	247,162	74,518
Share of Gain (loss) of associates and joint ventures, and others, Before recognition	28,715	(14,931)	(34,909)
Exchange differences on translation for foreign operations, Before recognition	32,376	23,316	683
Gain or loss on disposal of treasury stock, Before recognition	402	(59,308)	(15,657)
Total, Before recognition	15,946	(63,133)	195,443
Gain (loss) on valuation of financial assets at fair value through other comprehensive income, Tax effect	(41,945)	58,288	(34,112)
Gain (loss) on valuation of hedge instruments (loss) liabilities, Tax effect	7,555	11,180	(1,644)
Remeasurements of net defined benefit liabilities, Tax effect	41,664	(65,733)	(18,696)
Share of Gain (loss) of associates and joint ventures, and others, Tax effect	(7,225)	3,748	9,097
Exchange differences on translation for foreign operations, Tax effect	(8,146)	(5,852)	(178)
Gain or loss on disposal of treasury stock, Tax effect	(101)	14,886	4,080
Total, Tax effect	(8,198)	16,517	(41,453)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income, After recognition	121,805	(158,574)	129,780
Gain (loss) on valuation of hedge instruments (loss) liabilities, After recognition	(22,613)	(31,330)	5,272
Remeasurements of net defined benefit liabilities, After recognition	(137,465)	181,429	55,822
Share of Gain (loss) of associates and joint ventures, and others, After recognition	21,490	(11,183)	(25,812)
Exchange differences on translation for foreign operations, After recognition	24,230	17,464	505
Gain or loss on disposal of treasury stock, After recognition	301	(44,422)	(11,577)
Total other comprehensive income	₩ 7,748	₩ (46,616)	₩ 153,990